Organization and Summary of Significant Accounting Policies (Details 11) - Supplier	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Supplier Concentrations
Percentage of inventory purchases from major suppliers	39.00%	36.00%	27.00%
Number of major Suppliers	7	6	5